BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 NZD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 13,113										$ 8,063
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	925										1,013
Borrowings, local currency							$ 1,312										$ 1,297
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,847										1,735
Borrowings, local currency | £				£ 1,447										£ 1,283
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,317										3,087
Borrowings, local currency	5,317										3,087
UF
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	837										960
Borrowings, local currency |					21										22
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,388										397
Borrowings, local currency								$ 1,893										$ 499
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,342										0
Borrowings, local currency | R$		R$ 5,200										R$ 0
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	411										184
Borrowings, local currency			$ 1,337,497										$ 549,384
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	441										458
Borrowings, local currency | S/						S/ 1,486										S/ 1,483
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	565										186
Borrowings, local currency | ₨									₨ 39,236										₨ 11,847
NZD & Other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 40										$ 43
Borrowings, local currency										$ 60										$ 61